INCOME TAX	12 Months Ended
Dec. 31, 2016
INCOME TAX
INCOME TAX

10. INCOME TAX

Income taxes are computed in accordance with Russian Federation, Dutch and other national tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for the years ended December 31, 2014, 2015 and 2016. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25% in the years ended December 31, 2014, 2015 and 2016.

Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation. Due to the so‑called participation exemption, dividends distributed by the Company’s Russian subsidiaries to Yandex N.V. are exempt from tax in the Netherlands.

Provision for income taxes for the years ended December 31, 2014, 2015 and 2016 consisted of the following:

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Current provision for income tax—Russia	(5,045)	(3,912)	(4,908)	(80.9)
Current provision for income tax—other	(295)	(193)	(280)	(4.6)
Deferred income tax (expense)/benefit—Russia	(256)	(297)	331	5.4
Deferred income tax benefit—other	141	485	533	8.8
Total provision for income taxes	(5,455)	(3,917)	(4,324)	(71.3)

The components of income before income taxes for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Income before income taxes—Russia	23,393	18,232	15,683	258.6
Loss before income taxes—other	(918)	(4,636)	(4,576)	(75.5)
Total income before income taxes	22,475	13,596	11,107	183.1

A significant majority of the Company’s revenues and taxable income is generated in the Russian Federation. Yandex N.V., the Company’s Dutch parent company, has no operations and primarily generates interest income and incurs corporate expenses. Therefore, the Company has reconciled its effective tax rate to its Russian statutory rate instead of to its Dutch statutory rate in the table below. The statutory Russian income tax rate reconciled to the Company’s effective income tax rate is as follows for the years ended December 31, 2014, 2015 and 2016:

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Expected provision at Russian statutory income tax rate of 20%	4,495	2,719	2,221	36.6
Effect of:
Tax on dividends	466	423	359	5.9
Non-deductible share-based compensation	229	522	678	11.2
Other expenses not deductible for tax purposes	97	252	299	4.9
Accrual of unrecognized tax benefit	81	(51)	755	12.4
Difference in foreign tax rates	(160)	(185)	(331)	(5.4)
Other	(3)	2	198	3.3
Change in valuation allowance	250	235	145	2.4
Provision for income taxes	5,455	3,917	4,324	71.3

Movements in the valuation allowance are as follows:

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Balance at the beginning of the period	(147)	(414)	(837)	(13.8)
Charges to expenses	(250)	(235)	(145)	(2.4)
Foreign currency translation adjustment	(17)	(188)	323	5.3
Balance at the end of the period	(414)	(837)	(659)	(10.9)

As of December 31, 2015 and 2016, the Company included accruals for unrecognized income tax benefits, including interest and penalties, totaling RUB 10 and RUB 185  ($3.0), respectively, as a component of other accrued liabilities, non-current and RUB 42 and RUB 580  ($9.6), respectively, as a component of accounts payable and accrued liabilities. As of December 31, 2015 and 2016, RUB 37 and RUB 580 ($9.6), respectively, of unrecognized income tax benefits, if recognized, would affect the effective tax rate. The interest and penalties recorded as part of the provision for income tax in the years ended December 31, 2014, 2015 and 2016 resulted in expense of RUB 30, a benefit of RUB 3 and an expense of RUB 170 ($2.8), respectively. The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

A reconciliation of the total amounts of unrecognized income tax benefits is as follows:

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Balance at the beginning of the period	25	97	37	0.6
Increases/(decreases) related to prior years tax positions	69	(13)	469	7.8
Increases related to current year tax positions	2	10	74	1.2
Settlements	—	(57)	—	—
Foreign currency translation adjustment	1	—	—	—
Balance at the end of the period	97	37	580	9.6

Temporary differences between the tax and accounting bases of assets and liabilities give rise to the following deferred tax assets and liabilities as of December 31, 2015 and 2016:

	2015	2016	2016
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	834	1,182	19.5
Net operating loss carryforward	967	904	14.9
Intangible assets	465	372	6.1
Other	23	81	1.4
Valuation allowance	(837)	(659)	(10.9)
Total deferred tax asset	1,452	1,880	31.0
Deferred tax liability
Convertible debt discount	(783)	(350)	(5.8)
Property and equipment	(441)	(434)	(7.2)
Intangible assets	(483)	(348)	(5.7)
Unremitted earnings	(894)	(1,066)	(17.6)
Other	(177)	(60)	(0.9)
Total deferred tax liability	(2,778)	(2,258)	(37.2)
Net deferred tax liability	(1,326)	(378)	(6.2)
Net deferred tax assets	226	662	10.9
Net deferred tax liabilities	(1,552)	(1,040)	(17.1)

As of December 31, 2016, Yandex N.V. had net operating loss carryforwards (“NOLs”) for Dutch income tax purposes of RUB 1,237 ($20.4). These NOLs expire in 2020-2025 tax years. As of December 31, 2016, a benefit of RUB 188 ($3.1) related to the Dutch NOLs described above would be recorded by the Company in additional paid‑in capital if and when realized.

The Company did not provide for dividend withholding taxes on the unremitted earnings of its foreign subsidiaries in 2013 and earlier years because they were considered permanently reinvested outside of the Netherlands. Starting in 2014, the Company began to accrue for a 5% dividend withholding tax on the portion of the current year profit of the Company’s principal Russian operating subsidiary that is considered not to be permanently reinvested in Russia. As of December 31, 2016, the cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUB 52,240 ($861.2). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUB 2,612 ($43.1).

The tax years 2015-2016 remain open for examination by the Russian tax authorities with respect to the Company’s principal Russian operating subsidiary, Yandex LLC. A tax audit of Yandex LLC covering the tax years 2013-2014 was completed by the Russian tax authorities in 2016 and all related income tax charges assessed were fully accrued in the Company’s consolidated financial statements as of December 31, 2016 in the amount of RUB 579 ($9.5). As of December 31, 2016, Yandex LLC was not under audit by tax inspectorates. The tax years 2008-2016 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.